Loans and Allowance for Loan Losses, Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	$ 47,714	$ 47,927	$ 48,717
Loans charged off [Abstract]
Total loan charge offs	7,544	8,838	13,479
Recoveries of loans previously charged off [Abstract]
Total recoveries	1,057	1,625	689
Net loans charged off	6,487	7,213	12,790
Provision for loan losses	5,100	7,000	12,000
Balance at end of period	46,327	47,714	47,927
Commercial [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	4,019	3,771	4,140
Loans charged off [Abstract]
Total loan charge offs	1,010	1,172	2,499
Recoveries of loans previously charged off [Abstract]
Total recoveries	514	519	138
Net loans charged off	496	653	2,361
Provision for loan losses	548	901	1,992
Balance at end of period	4,071	4,019	3,771
Real Estate Mortgage - 1 to 4 Family [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	43,597	44,069	44,479
Loans charged off [Abstract]
Total loan charge offs	6,320	7,592	10,839
Recoveries of loans previously charged off [Abstract]
Total recoveries	511	1,089	502
Net loans charged off	5,809	6,503	10,337
Provision for loan losses	4,300	6,031	9,927
Balance at end of period	42,088	43,597	44,069
Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	98	87	98
Loans charged off [Abstract]
Total loan charge offs	214	74	141
Recoveries of loans previously charged off [Abstract]
Total recoveries	32	17	49
Net loans charged off	182	57	92
Provision for loan losses	252	68	81
Balance at end of period	168	98	87
New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	6,083	7,712	8,354
Recoveries of loans previously charged off [Abstract]
Total recoveries	504	746	536
New York and Other States [Member] | Commercial [Member]
Loans charged off [Abstract]
Total loan charge offs	397	1,072	1,307
Recoveries of loans previously charged off [Abstract]
Total recoveries	34	14	112
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Loans charged off [Abstract]
Total loan charge offs	5,485	6,572	6,919
Recoveries of loans previously charged off [Abstract]
Total recoveries	442	715	375
New York and Other States [Member] | Installment [Member]
Loans charged off [Abstract]
Total loan charge offs	201	68	128
Recoveries of loans previously charged off [Abstract]
Total recoveries	28	17	49
Florida [Member]
Loans charged off [Abstract]
Total loan charge offs	1,461	1,126	5,125
Recoveries of loans previously charged off [Abstract]
Total recoveries	553	879	153
Florida [Member] | Commercial [Member]
Loans charged off [Abstract]
Total loan charge offs	613	100	1,192
Recoveries of loans previously charged off [Abstract]
Total recoveries	480	505	26
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Loans charged off [Abstract]
Total loan charge offs	835	1,020	3,920
Recoveries of loans previously charged off [Abstract]
Total recoveries	69	374	127
Florida [Member] | Installment [Member]
Loans charged off [Abstract]
Total loan charge offs	13	6	13
Recoveries of loans previously charged off [Abstract]
Total recoveries	$ 4	$ 0	$ 0